Note F - Note Receivable - Summary of Note Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2020
Note receivable	$ 195,000	$ 295,000
Repayment of note	(9,000)	0
Allowance for doubtful account	(186,000)	(100,000)
Note receivable, net of allowance	0	195,000
Note receivable, net of allowance	0	82,000	$ 295,000
Noncurrent portion, net of allowance	$ 0	$ 113,000